Note 1 - Organization and Description of the Business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Organization and Description of the Business

Description of Business

Apexigen, Inc. (“Apexigen” or "we") is a clinical-stage biopharmaceutical company focused on discovering and developing antibody therapeutics for oncology, with an emphasis on new immuno-oncology agents designed to harness the patient’s immune system to combat and eradicate cancer. Our lead product candidates are sotigalimab (“sotiga” or “APX005M”), which is a CD40 agonist antibody, and APX601, which is a TNFR2 antagonist antibody. We also have out-license arrangements for a number of programs. Since inception, we have devoted substantially all of our resources to performing research, development, and manufacturing activities in support of our product candidates. In October 2019, the first of our out-licensed product candidates was approved for commercial product sale. Apexigen is headquartered in San Carlos, California.

In March 2022, Brookline Capital Acquisition Corp. (“BCAC”) and Apexigen America, Inc., which was then known as Apexigen, Inc. (“Legacy Apexigen”), entered into a business combination agreement (“Business Combination Agreement”) pursuant to which BCAC and Legacy Apexigen agreed to combine, with Legacy Apexigen’s equityholders owning a majority of the equity in the combined public company. The transactions contemplated under the Business Combination Agreement (the “Business Combination”) closed in July 2022. At that time, a subsidiary of BCAC merged with and into Legacy Apexigen with Legacy Apexigen surviving the business combination as a wholly owned subsidiary of BCAC. Additionally, BCAC changed its name to Apexigen, Inc. and Legacy Apexigen changed its name to Apexigen America, Inc.

Legacy Apexigen was incorporated in Delaware in 2010, the year Legacy Apexigen was spun-out of Epitomics, Inc. (“Epitomics”), which was a California-based biotechnology company that was acquired by Abcam plc in 2012. Legacy Apexigen was spun-out of Epitomics to focus on the discovery, development, and commercialization of humanized monoclonal antibody therapeutics.

Liquidity and Capital Resources

On February 27, 2023, we announced that we were implementing a corporate restructuring to extend our cash runway as we review and explore strategic alternatives. As part of the restructuring, which was approved by our board of directors on February 23, 2023, we announced plans to reduce the size of our workforce by 55%, impacting up to 11 of our 20 employee positions. We eliminated eight employee positions as of March 31, 2023 and do not expect to eliminate any additional positions in the second or third quarter of 2023. As a result of the restructuring, we incurred severance costs of $0.3 million during the three months ended March 31, 2023.

As of March 31, 2023, we had approximately $12.7 million of cash and cash equivalents, and expect to fund our operations into the fourth quarter of 2023 based on current operations assuming no additional proceeds from our equity line agreement with Lincoln Park Capital Fund, LLC ("Lincoln Park") or any other potential financing or business development transactions. We have incurred substantial losses and negative cash flows from operations since inception and had an accumulated deficit of $182.8 million as of March 31, 2023. Since inception through March 31, 2023, we have funded operations primarily through the issuance of equity, proceeds from collaborative research and development agreements, and borrowings under a debt arrangement. Due to our significant research, development, and manufacturing expenditures, we have generated operating losses in all periods presented. We expect to incur substantial additional losses in the future as we advance and expand our research and development activities and prepare to pursue the potential regulatory approval and commercialization of our product candidates. Based on our research and development activities and plans, there is uncertainty regarding our ability to maintain liquidity sufficient to operate the business effectively, which raises substantial doubt as to our ability to continue as a going concern.

We may seek additional funds through the sale and issuance of shares of our common stock in private or public offerings, other equity or debt financings, collaborations, or partnerships with third parties, or other transactions to monetize assets, including our right to receive milestone payments and royalties under our out-license arrangements. We cannot assure that we will succeed in acquiring additional funding at levels sufficient to fund our operations or on terms favorable to us. If we are unable to obtain adequate financing when needed, we may have to delay, reduce the scope of or suspend one or more of our clinical trials or preclinical studies or research and development programs. Because of the numerous risks and uncertainties associated with the development and commercialization of our product candidates, we are unable to estimate the amount of increased capital outlays and operating expenditures associated with our current and planned research, development, and manufacturing activities.

To the extent that we raise additional capital through strategic alliances, licensing arrangements or other monetization transactions with third parties, we may have to relinquish valuable rights to our product candidates, future revenue streams or research programs or grant licenses on terms that may not be favorable to us. If we raise additional capital through public or private equity offerings, the ownership interest of the then-existing stockholders will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect our stockholders’ rights. If we raise additional capital through debt financing, we may be subject to covenants limiting or restricting the ability to take specific actions, such as incurring additional debt, making capital expenditures, or declaring dividends.

1. Organization and Description of the Business

Description of Business

Apexigen, Inc. (“Apexigen” or "we") is a clinical-stage biopharmaceutical company focused on discovering and developing antibody therapeutics for oncology, with an emphasis on new immuno-oncology agents designed to harness the patient’s immune system to combat and eradicate cancer. Our lead product candidates are sotigalimab (“sotiga” or “APX005M”), which is a CD40 agonist antibody, and APX601, which is a TNFR2 antagonist antibody. We also have out-license arrangements for a number of programs. Since inception, we have devoted substantially all of our resources to performing research, development, and manufacturing activities in support of our product candidates. In October 2019, the first of our out-licensed product candidates was approved for commercial product sale. Apexigen is headquartered in San Carlos, California.

On March 17, 2022, Brookline Capital Acquisition Corp. (“BCAC”) and Apexigen America, Inc., which was then known as Apexigen, Inc. ("Legacy Apexigen") entered into a business combination agreement (“Business Combination Agreement”) pursuant to which BCAC and Legacy Apexigen agreed to combine, with the former equityholders of both entities holding equity in the combined public company listed on the Nasdaq Stock Exchange ("Nasdaq") and with Legacy Apexigen’s existing equityholders owning a majority of the equity in the combined public company. Existing Legacy Apexigen equityholders received equity in the combined public company in the form of common shares, stock options and warrants. Under the Business Combination Agreement, the transaction valued Legacy Apexigen at $205.0 million on a fully diluted basis, net of exercise proceeds for Legacy Apexigen’s pre-closing stock options. Concurrently with the execution of the Business Combination Agreement, BCAC entered into subscription agreements with certain investors for a private investment in public equity (“PIPE”) transaction to close concurrently with the merger (see Note 3), and BCAC and Legacy Apexigen entered into a committed investment agreement with Lincoln Park Capital Fund, LLC ("Lincoln Park") (see Note 7) to allow the combined company to direct Lincoln Park to make certain equity purchases during the 24 months following the business combination subject to certain limitations.

The transactions contemplated under the Business Combination Agreement (the “Business Combination”) closed on July 29, 2022 ("Closing" or the "Closing Date"). As a result, the combined public company received approximately $19.0 million in gross proceeds funded by $4.5 million in cash held in BCAC’s trust account net of redemption and $14.5 million from the PIPE. The combined public company paid off the outstanding convertible and non-convertible unsecured promissory notes in the aggregate amount of $0.9 million held by Brookline Capital Holdings, LLC, the sponsor of BCAC (the “Extension and Working Capital Notes”), and incurred $9.2 million in transaction expenses relating to the merger, consisting of banking, legal, and other professional fees. The PIPE investors received an aggregate of 1,452,000 units (each a “PIPE Unit”) at a purchase price of $10.00 per unit. Each PIPE Unit consists of one share of BCAC Common Stock and one-half of one warrant. Each whole warrant entitles the PIPE Investor to purchase one share of BCAC Common Stock at an exercise price of $11.50 per share during the period commencing 30 days after July 29, 2022 and terminating on the five-year anniversary of July 29, 2022.

Legacy Apexigen was incorporated in Delaware in 2010, the year Legacy Apexigen was spun-out of Epitomics, Inc. (“Epitomics”), which was a California-based biotechnology company that was acquired by Abcam plc in 2012. Legacy Apexigen was spun-out of Epitomics to focus on the discovery, development, and commercialization of humanized monoclonal antibody therapeutics.

Liquidity and Capital Resources

As of December 31, 2022, we had approximately $16.8 million of cash, cash equivalents, and short-term investments and expect to fund our operations into the third quarter of 2023 based on current operations assuming no additional proceeds from our equity line with Lincoln Park or any other potential financing or business development transactions. We have incurred substantial losses and negative cash flows from operations since inception and had an accumulated deficit of $176.8 million as of December 31, 2022. Since inception through December 31, 2022, we have funded operations primarily through the issuance of equity, proceeds from collaborative research and development agreements, and borrowings under a debt arrangement. Due to our significant research, development, and manufacturing expenditures, we have generated operating losses in all periods presented. We expect to incur substantial additional losses in the future as we advance and expand our research and development activities and prepare to pursue the potential regulatory approval and commercialization of our product candidates. Based on our research and development activities and plans, there is uncertainty regarding our ability to maintain liquidity sufficient to operate the business effectively, which raises substantial doubt as to our ability to continue as a going concern.

We may seek additional funds through the sale and issuance of shares of our common stock in private or public offerings, other equity or debt financings, collaborations, or partnerships with third parties, or other transactions to monetize assets, including our right to receive milestone payments and royalties under our out-license arrangements. We cannot assure that we will succeed in acquiring additional funding at levels sufficient to fund our operations or on terms favorable to us. If we are unable to obtain adequate financing when needed, we may have to delay, reduce the scope of or suspend one or more of our clinical trials or preclinical studies or research and development programs. Because of the numerous risks and uncertainties associated with the development and commercialization of our product candidates, we are unable to estimate the amount of increased capital outlays and operating expenditures associated with our current and planned research, development, and manufacturing activities.

To the extent that we raise additional capital through strategic alliances, licensing arrangements or other monetization transactions with third parties, we may have to relinquish valuable rights to our product candidates, future revenue streams or research programs or grant licenses on terms that may not be favorable to us. If we raise additional capital through public or private equity offerings, the ownership interest of the then-existing stockholders will be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect our stockholders’ rights. If we raise additional capital through debt financing, we may be subject to covenants limiting or restricting the ability to take specific actions, such as incurring additional debt, making capital expenditures, or declaring dividends.